COMMITMENTS - Lease commitments (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Operating lease commitments
2017	¥ 124,293
2018	98,566
2019	75,657
2020	57,268
2021	36,822
Total	¥ 838,213